Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2021
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
4.	CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following:
	As of March 31,
	2020	2021
	$	$
Cash on hand	12	37
Bank deposits	8,815	7,720
	8,827	7,757